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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         THE CYPRESS FUNDS LLC
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90067
                 -------------------------------

Form 13F File Number: 28-04707
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James Chapman
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (213) 891-6375
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ James Chapman            Los Angeles, California   May 14, 2008
   -------------------------------    -----------------------   -------------
           [Signature]                      [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   18
                                        --------------------

Form 13F Information Table Value Total:              276,831
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                             VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (X$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-----------------             ---------------  ---------  --------   ---------  ---- ----  ----------  --------  ----  ------  ----
AMERICA MOVIL - ADR SERIES L   Spon ADR L Shs  02364W105    22,074     346,590   SH           Other        1           Shared
DEERE & COMPANY                    Common      244199105    15,203     189,000   SH           Other        1           Shared
DEXCOM INC.                        Common      252131107     3,788     915,000   SH           Other        1           Shared
ENCANA CORP                        Common      292505104    23,841     314,730   SH           Other        1           Shared
EXTERRAN HOLDINGS                  Common      30225X103     8,807     136,451   SH           Other        1           Shared
FREEPORT MCMORAN COPPER &
 GOLD CL B                         Common      35671D857    27,365     284,400   SH           Other        1           Shared
HELMERICH & PAYNE INC.             Common      423452101     9,491     202,500   SH           Other        1           Shared
LUMBER LIQUIDATORS INC             Common      55003Q103     5,963     562,500   SH           Other        1           Shared
LUNDIN MINING CORPORATION          Common      550372106     6,530     957,244   SH           Other        1           Shared
MANNKIND CORPORATION               Common      56400P201     5,134     860,000   SH           Other        1           Shared
PETROLEO BRASILEIRO SA            Spon ADR     71654V408    26,421     258,750   SH           Other        1           Shared
PROSHARES TR                   Ultrasht SP500  74347R883    18,650     290,000   SH           Other        1           Shared
SIRIUS SATELLITE RADIO INC.        Common      82966U103    22,880   8,000,000   SH           Other        1           Shared
STATE STREET CORPORATION           Common      857477103    14,464     183,090   SH           Other        1           Shared
STREETTRACKS GOLD TR              Gold Shs     863307104    21,698     240,000   SH           Other        1           Shared
SUNTECH PWR HLDGS CO LTD.            ADR       86800C104     5,273     130,000   SH           Other        1           Shared
TAKE TWO INTERACTIVE
 SOFTWARE                          Common      874054109    23,466     919,500   SH           Other        1           Shared
TRANSOCEAN INC NEW                 Common      G90073100    15,783     116,735   SH           Other        1           Shared

                                                          --------
                                                           276,831
                                                          --------